Investment Objectives and Goals	Nov. 06, 2026
GraniteShares 2x Long Anthropic Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the Class A common stock of Anthropic, PBC (Nasdaq: ANT).
GraniteShares 2x Short Anthropic Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the Class A common stock of Anthropic, PBC (Nasdaq: ANT) (the “Underlying Stock”).